RIGHT OF USE ASSETS AND LEASES - Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lease Liabilities [Line Items]
Balance at the beginning of the year	R 52.3	R 54.8
New leases	6.1	15.9
Lease modifications	(0.6)	1.2
Lease derecognitions	(1.2)	0.0
Interest charge on lease liabilities	3.8	4.2	R 4.5
Repayment of lease liabilities	(16.9)	(19.7)	(11.6)
Interest repaid	(3.8)	(4.1)
Balance at the end of the year	39.7	52.3	R 54.8
Current portion of lease liabilities	(11.3)	(19.5)
Non-current portion of lease liabilities	28.4	32.8
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	50.0	59.6
Lease payments not recognised as a liability but expensed during the year:
Short-term leases	(6.4)	(2.5)
Leases of low value assets	(9.7)	(8.6)
Cash flows included in cash generated from operating activities	(16.1)	(11.1)
Less than a year
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	16.7	22.4
One to five years
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	24.8	35.1
More than five years
Maturity analysis of undiscounted contractual cash flows:
Undiscounted lease liabilities	R 8.5	R 2.1